Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2017
Retained Earnings Note Disclosure [Abstract]
Schedule of appropriated and unappropriated retained earnings [Table Text Block]

(1)	Details of retained earnings are as follows (Unit: Korean Won in millions):

		December 31, 2016	December 31, 2017
Legal reserve	Earned surplus reserve	1,622,754	1,729,754
	Other legal reserve	44,634	45,668

	Sub-total	1,667,388	1,775,422

Voluntary reserve	Business rationalisation reserve	8,000	8,000
	Reserve for financial structure improvement	235,400	235,400
	Additional reserve	7,073,104	7,418,806
	Regulatory reserve for credit loss	2,255,252	2,438,191
	Revaluation reserve	753,908	751,964
	Other voluntary reserve	11,700	11,700

	Sub-total	10,337,364	10,864,061

Retained earnings before appropriation		2,606,814	2,980,523

	Total	14,611,566	15,620,006

Changes in retained earnings [Table Text Block]

(2)	Changes in retained earnings are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2015	2016	2017
Beginning balance	14,165,358	13,726,122	14,611,566
Net income attributable to owners	1,059,157	1,261,266	1,512,148
Dividends on common stock	(504,952)	(168,317)	(336,636)
Dividends on hybrid securities	(183,320)	(206,515)	(167,072)
Appreciation of merger losses	(806,640)	—	—
Repayment of hybrid securities	—	(990)	—
Retirement of treasury stock	(3,481)	—	—

Ending balance	13,726,122	14,611,566	15,620,006